DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

14.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company’s exposure to risks arising from fluctuations in foreign currencies and interest rates related to underlying long-term bank borrowings and forecasted borrowing transactions. In order to minimize the variability caused by those risks, the Company enters into cross currency interest rate swaps and forward currency exchange contracts to manage fluctuations in cash flows. The cross-currency interest rate swaps entered into during the years ended March 31, 2016 and 2017 convert U.S. dollar-basis borrowings with variable interest rates into Japanese yen-basis borrowings with fixed interest rates. The forward currency exchange contracts entered into during the years ended March 31, 2016 and 2017 are to receive Japanese yen amounts from forecasted borrowing transactions on a U.S. dollar basis and expired during the years ended March 31, 2017 and 2018.

The Company does not designate the cross-currency interest rate swaps and forward currency exchange contracts as hedging instruments for the purpose of applying hedge accounting. Accordingly, those contracts are measured at fair value as either assets or liabilities and changes in their fair value are immediately recognized in earnings.

Volume of Derivative Activities

Notional amounts of cross currency interest rate swaps as of March 31, 2018 and 2019 are summarized as follows:

	Thousands of Yen
	2018	2019
Cross currency interest rate swaps	¥1,917,252	¥1,678,448

Impacts on the Consolidated Financial Statements

The fair values of derivatives in the consolidated balance sheets as of March 31, 2018 and 2019 are summarized as follows:

		Thousands of Yen
	Balance sheet	Fair value
		2018	2019
Derivative liabilities
Derivatives not designated as hedging instruments:
Cross currency interest rate swaps	Derivative liabilities	¥271,473	¥163,522

Gains and losses related to derivatives recorded in the consolidated statements of operations for the years ended March 31, 2017, 2018 and 2019 are summarized as follows:

Derivatives not designated as hedging instruments

		Thousands of Yen
	Statement of operations	Gains (Losses) recognized in Statement of Operations on derivatives
		2017	2018	2019
Cross currency interest rate swaps	Gain (loss) on derivatives	¥39,651	¥(56,861)	¥107,951
Forward currency exchange	Gain on derivatives	3,681	7,624	—